Supplemental Combined Financial Statement Information - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Prepaid expenses	$ 22,037	$ 23,906
Deferred cost of revenue	4,570	7,067
Income tax receivables	1,379	2,030
Other	2,065	3,483
Total prepaid expenses and other current assets	$ 30,051	$ 36,486